Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current borrowings	£ 164	£ 161
Non current borrowings	380	463
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Current borrowings	164	161
Non current borrowings	£ 380	£ 463